U.S. Small Cap Managed Floor ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 88.0%		Shares	Value
Advertising - 0.2%
Boston Omaha Corp. - Class A (a)		561	$7,545
Clear Channel Outdoor Holdings, Inc. (a)		1,479	1,568
National CineMedia, Inc.		612	2,944
Stagwell, Inc. (a)		3,559	20,393
Taboola.com Ltd. (a)		2,024	6,497
TechTarget, Inc. (a)		940	6,806
			45,753

Aerospace/Defense - 1.7%
AAR Corp. (a)		410	30,631
AeroVironment, Inc. (a)		208	55,669
AerSale Corp. (a)		1,066	6,439
Amprius Technologies, Inc. (a)		1,109	7,685
Archer Aviation, Inc. - Class A (a)		3,928	39,398
Ducommun, Inc. (a)		153	13,920
Eve Holding, Inc. (a)		1,286	8,359
Intuitive Machines, Inc. (a)		898	10,022
Karman Holdings, Inc. (a)		187	9,668
Kratos Defense & Security Solutions, Inc. (a)		1,219	71,555
Mercury Systems, Inc. (a)		714	37,549
National Presto Industries, Inc.		137	13,214
Red Cat Holdings, Inc. (a)		545	4,513
Redwire Corp. (a)		429	6,130
Spirit AeroSystems Holdings, Inc. - Class A (a)		1,207	47,556
Vertical Aerospace Ltd. (a)		799	4,890
			367,198

Agriculture - 0.3%
Dole PLC		613	8,729
Fresh Del Monte Produce, Inc.		340	12,781
Tejon Ranch Co. (a)		613	11,009
Turning Point Brands, Inc.		221	18,330
Vital Farms, Inc. (a)		346	12,871
			63,720

Airlines - 0.4%
Allegiant Travel Co. (a)		89	4,596
Copa Holdings SA - Class A		273	30,210
Frontier Group Holdings, Inc. (a)		1,269	5,558
SkyWest, Inc. (a)		357	41,398
Sun Country Airlines Holdings, Inc. (a)		664	7,696
Wheels Up Experience, Inc. (a)		1,318	1,858
			91,316

Apparel - 0.6%
Capri Holdings Ltd. (a)		862	15,680
Carter's, Inc.		263	6,375
Kontoor Brands, Inc.		366	20,372
Levi Strauss & Co. - Class A		2,620	51,588
Oxford Industries, Inc.		153	5,841
Steven Madden Ltd. (b)		364	8,738
Under Armour, Inc. - Class A (a)		1,727	11,467
Under Armour, Inc. - Class C (a)		1,583	9,973
Wolverine World Wide, Inc.		256	5,780
			135,814

Auto Manufacturers - 0.2%
Blue Bird Corp. (a)		194	8,690
REV Group, Inc.		595	29,482
			38,172

Auto Parts & Equipment - 1.3%
Adient PLC (a)		551	11,813
Aeva Technologies, Inc. (a)		476	8,873
American Axle & Manufacturing Holdings, Inc. (a)(b)		2,238	9,959
Cooper-Standard Holdings, Inc. (a)		408	9,833
Dana, Inc.		1,551	24,692
Dorman Products, Inc. (a)		204	24,606
Douglas Dynamics, Inc.		307	8,780
Fox Factory Holding Corp. (a)(b)		327	9,931
Garrett Motion, Inc.		1,140	14,866
Goodyear Tire & Rubber Co. (a)		2,652	27,262
indie Semiconductor, Inc. - Class A (a)		471	1,842
Luminar Technologies, Inc. (a)		1	3
Microvast Holdings, Inc. (a)		1,453	4,606
Miller Industries, Inc./TN		63	2,567
Phinia, Inc.		408	20,686
QuantumScape Corp. (a)		4,682	40,265
SES AI Corp. (a)		2,194	2,852
Solid Power, Inc. (a)		2,470	7,879
Standard Motor Products, Inc.		308	9,351
Titan International, Inc. (a)		1,208	10,220
Visteon Corp. (a)		272	30,233
XPEL, Inc. (a)		164	5,361
			286,480

Banks - 7.8%
Alerus Financial Corp.		510	10,781
Amerant Bancorp, Inc.		392	7,566
Ameris Bancorp		579	39,575
Arrow Financial Corp.		289	7,745
Associated Banc-Corp.		1,751	43,320
Atlantic Union Bankshares Corp.		681	21,588
BancFirst Corp.		221	27,519
Bancorp, Inc. (a)(b)		335	21,159
Bank of Hawaii Corp.		391	24,195
Bank of Marin Bancorp		527	11,937
Bank of NT Butterfield & Son Ltd.		595	27,078
BankUnited, Inc.		731	26,660
BayCom Corp.		459	12,398
BCB Bancorp, Inc.		912	7,624
Bridgewater Bancshares, Inc. (a)		766	11,919
Camden National Corp.		290	10,936
Capital Bancorp, Inc.		425	13,379
Capital City Bank Group, Inc.		323	12,788
Carter Bankshares, Inc. (a)		476	8,273
ChoiceOne Financial Services, Inc.		205	6,027
Citizens & Northern Corp.		544	10,347
Civista Bancshares, Inc.		612	11,916
Colony Bankcorp, Inc.		681	11,162
Community Trust Bancorp, Inc.		255	13,765
ConnectOne Bancorp, Inc.		494	11,377
Customers Bancorp, Inc. (a)(b)		340	21,675
CVB Financial Corp.		1,394	26,054
Dime Community Bancshares, Inc.		358	9,920
Eagle Bancorp, Inc.		290	4,666
Eastern Bankshares, Inc.		1,956	30,220
First Bancorp, Inc.		392	9,882
First BanCorp/Puerto Rico		3,060	63,740
First Bancorp/Southern Pines		510	25,546
First Bank/Hamilton NJ		714	10,639
First Busey Corp.		648	14,463
First Business Financial Services, Inc.		239	11,381
First Community Bankshares, Inc.		272	9,928
First Financial Bancorp		697	16,895
First Foundation, Inc. (a)		833	4,057
First Hawaiian, Inc.		1,581	38,339
First Interstate BancSystem, Inc. - Class A		1,230	35,412
Firstsun Capital Bancorp (a)(b)		188	6,683
Fulton Financial Corp.		1,598	28,684
Great Southern Bancorp, Inc.		188	10,705
Guaranty Bancshares, Inc./TX		307	13,388
Hancock Whitney Corp.		748	44,671
Heritage Commerce Corp.		1,157	10,702
Heritage Financial Corp./WA		545	12,284
Hope Bancorp, Inc.		1,246	12,447
Independent Bank Corp.		629	39,973
International Bancshares Corp. (b)		459	31,295
Kearny Financial Corp./MD		1,241	7,359
Lakeland Financial Corp.		323	20,468
LINKBANCORP, Inc.		1,242	8,545
Live Oak Bancshares, Inc.		550	17,385
Mercantile Bank Corp.		272	12,428
Merchants Bancorp/IN		204	5,977
Metrocity Bankshares, Inc.		374	10,322
Metropolitan Bank Holding Corp.		85	5,996
Midland States Bancorp, Inc.		351	5,953
MidWestOne Financial Group, Inc.		375	10,327
NBT Bancorp, Inc.		527	21,807
Nicolet Bankshares, Inc.		136	17,544
Northeast Bank		119	11,801
OFG Bancorp		918	39,125
Origin Bancorp, Inc.		375	13,706
Park National Corp.		153	24,766
Pathward Financial, Inc.		170	12,856
PCB Bancorp		561	11,467
Peoples Financial Services Corp.		238	11,593
RBB Bancorp		363	6,574
Renasant Corp.		578	21,178
Republic Bancorp, Inc./KY - Class A		171	11,775
S&T Bancorp, Inc.		358	13,117
Seacoast Banking Corp. of Florida		901	25,399
ServisFirst Bancshares, Inc.		527	41,449
Shore Bancshares, Inc.		799	12,392
Simmons First National Corp. - Class A		1,241	23,790
SmartFinancial, Inc.		374	12,813
South Plains Financial, Inc.		324	12,024
Southern First Bancshares, Inc. (a)		238	9,891
Southside Bancshares, Inc.		374	11,011
Stellar Bancorp, Inc.		510	15,060
Stock Yards Bancorp, Inc.		357	26,689
Texas Capital Bancshares, Inc. (a)		408	34,260
Tompkins Financial Corp.		204	13,195
TriCo Bancshares		323	13,282
Triumph Financial, Inc. (a)		294	16,676
TrustCo Bank Corp. NY		341	11,444
Trustmark Corp.		357	13,298
United Community Banks, Inc./GA		1,123	34,251
Unity Bancorp, Inc.		323	15,862
USCB Financial Holdings, Inc.		527	8,769
Walker & Dunlop, Inc.		181	13,577
Washington Trust Bancorp, Inc.		357	9,618
WesBanco, Inc.		1,344	40,495
West BanCorp, Inc.		545	9,805
Westamerica BanCorp		272	13,029
			1,714,831

Beverages - 0.3%
Boston Beer Co., Inc. - Class A (a)		85	17,602
BRC, Inc. - Class A (a)		2,845	4,837
MGP Ingredients, Inc.		273	7,720
National Beverage Corp. (a)		205	9,393
Vita Coco Co., Inc. (a)		459	16,184
Westrock Coffee Co. (a)		1,360	9,044
			64,780

Biotechnology - 6.3%
4D Molecular Therapeutics, Inc. (a)		1,417	6,376
89bio, Inc. (a)		1,143	10,858
Absci Corp. (a)		1,190	3,368
ACADIA Pharmaceuticals, Inc. (a)		1,582	37,699
ADMA Biologics, Inc. (a)		1,906	35,642
Akero Therapeutics, Inc. (a)		663	32,388
Altimmune, Inc. (a)(b)		1,348	4,974
Alto Neuroscience, Inc. (a)		1,269	3,896
Alumis, Inc. (a)		1,099	4,550
Alvotech SA (a)		1,054	9,549
AnaptysBio, Inc. (a)		291	7,144
Anavex Life Sciences Corp. (a)(b)		1,777	20,080
ANI Pharmaceuticals, Inc. (a)		250	15,837
Annexon, Inc. (a)		2,333	5,599
Apellis Pharmaceuticals, Inc. (a)		909	20,307
Apogee Therapeutics, Inc. (a)		267	10,215
Arcellx, Inc. (a)		332	23,701
Arcturus Therapeutics Holdings, Inc. (a)		501	6,117
Arcutis Biotherapeutics, Inc. (a)		804	11,722
Ardelyx, Inc. (a)		2,542	10,778
ArriVent Biopharma, Inc. (a)		102	1,990
Arrowhead Pharmaceuticals, Inc. (a)		754	11,913
ARS Pharmaceuticals, Inc. (a)		714	12,623
Aura Biosciences, Inc. (a)		858	5,912
Avidity Biosciences, Inc. (a)		1,012	37,151
Axsome Therapeutics, Inc. (a)		410	41,566
Beam Therapeutics, Inc. (a)		687	13,541
Bicara Therapeutics, Inc. (a)		416	4,622
BioCryst Pharmaceuticals, Inc. (a)		2,499	20,342
Biomea Fusion, Inc. (a)		1,619	2,688
Candel Therapeutics, Inc. (a)		336	2,166
Cardiff Oncology, Inc. (a)		972	2,304
Celcuity, Inc. (a)		641	25,105
Celldex Therapeutics, Inc. (a)		1,080	23,738
Certara, Inc. (a)		1,173	11,542
CG oncology, Inc. (a)		401	10,703
Compass Therapeutics, Inc. (a)		1,675	4,975
Crinetics Pharmaceuticals, Inc. (a)		710	20,299
Day One Biopharmaceuticals, Inc. (a)		775	5,200
Denali Therapeutics, Inc. (a)(b)		1,045	14,452
Design Therapeutics, Inc. (a)		267	1,033
Dianthus Therapeutics, Inc. (a)		119	2,460
Disc Medicine, Inc. (a)		96	5,737
Dynavax Technologies Corp. (a)		1,513	16,613
Edgewise Therapeutics, Inc. (a)		595	8,485
Emergent BioSolutions, Inc. (a)		190	1,117
Evolus, Inc. (a)		663	5,914
Genelux Corp. (a)		1,335	4,526
Gossamer Bio, Inc. (a)		2,517	5,135
Greenwich Lifesciences, Inc. (a)		323	3,534
HilleVax, Inc. (a)		4,856	10,246
Ideaya Biosciences, Inc. (a)		1,434	34,918
ImmunityBio, Inc. (a)		2,135	5,252
Immunome, Inc. (a)		1,232	12,961
Immunovant, Inc. (a)		532	8,555
Innoviva, Inc. (a)		510	9,267
Intellia Therapeutics, Inc. (a)		828	9,638
iTeos Therapeutics, Inc. (a)		1,022	10,363
Janux Therapeutics, Inc. (a)		335	8,045
Jasper Therapeutics, Inc. (a)		902	2,616
Karyopharm Therapeutics, Inc. (a)		792	3,017
Keros Therapeutics, Inc. (a)		470	6,730
Kodiak Sciences, Inc. (a)		1,509	9,922
Krystal Biotech, Inc. (a)		235	36,159
Kura Oncology, Inc. (a)		996	6,026
Kymera Therapeutics, Inc. (a)		213	9,319
Larimar Therapeutics, Inc. (a)		1,739	6,017
LENZ Therapeutics, Inc. (a)		113	3,364
Lexeo Therapeutics, Inc. (a)		1,600	7,568
Ligand Pharmaceuticals, Inc. (a)		170	22,369
Liquidia Corp. (a)		578	10,803
Metsera, Inc. (a)		444	14,648
Mind Medicine MindMed, Inc. (a)		816	7,417
Mineralys Therapeutics, Inc. (a)		321	4,542
Monte Rosa Therapeutics, Inc. (a)		843	4,173
MoonLake Immunotherapeutics (a)(b)		324	16,343
NeoGenomics, Inc. (a)		864	4,182
Niagen Bioscience, Inc. (a)		1,360	12,716
Novavax, Inc. (a)		1,743	11,591
Nuvalent, Inc. - Class A (a)		324	25,385
Nuvation Bio, Inc. (a)		2,289	5,402
Olema Pharmaceuticals, Inc. (a)		913	4,693
Perspective Therapeutics, Inc. (a)		1,822	6,996
Praxis Precision Medicines, Inc. (a)		100	5,422
Precigen, Inc. (a)		5,900	10,089
PTC Therapeutics, Inc. (a)		784	40,854
Rapport Therapeutics, Inc. (a)		483	6,936
RAPT Therapeutics, Inc. (a)		134	1,447
Recursion Pharmaceuticals, Inc. - Class A (a)		2,256	13,423
REGENXBIO, Inc. (a)		778	6,621
Relay Therapeutics, Inc. (a)		4,490	15,805
Rigel Pharmaceuticals, Inc. (a)		188	3,959
Sana Biotechnology, Inc. (a)		2,883	11,705
Savara, Inc. (a)		2,261	5,856
Scholar Rock Holding Corp. (a)		442	16,376
Soleno Therapeutics, Inc. (a)		276	23,866
Solid Biosciences, Inc. (a)		1,115	7,627
Stoke Therapeutics, Inc. (a)		564	7,247
Syndax Pharmaceuticals, Inc. (a)		1,122	11,130
Tarsus Pharmaceuticals, Inc. (a)		323	12,539
Taysha Gene Therapies, Inc. (a)		1,429	3,901
Tectonic Therapeutic, Inc. (a)		248	5,503
Terns Pharmaceuticals, Inc. (a)		1,880	10,960
TG Therapeutics, Inc. (a)		1,318	46,789
Travere Therapeutics, Inc. (a)		816	12,607
Tyra Biosciences, Inc. (a)		113	1,235
Ultragenyx Pharmaceutical, Inc. (a)		794	21,692
Vera Therapeutics, Inc. (a)		293	6,091
Veracyte, Inc. (a)		663	15,587
Vericel Corp. (a)		561	19,601
Veru, Inc. (a)		4,251	2,060
Vigil Neuroscience, Inc. (a)		2,082	16,760
Viking Therapeutics, Inc. (a)		1,025	33,384
Vir Biotechnology, Inc. (a)		1,357	6,880
Viridian Therapeutics, Inc. (a)		278	4,871
Xencor, Inc. (a)		661	5,500
XOMA Royalty Corp. (a)		187	4,653
Zymeworks, Inc. (a)		748	9,395
			1,387,800

Building Materials - 0.9%
American Woodmark Corp. (a)		168	8,838
Apogee Enterprises, Inc.		228	9,574
Aspen Aerogels, Inc. (a)		494	3,784
Gibraltar Industries, Inc. (a)		177	11,687
Griffon Corp.		179	14,547
Hayward Holdings, Inc. (a)		1,553	23,885
JELD-WEN Holding, Inc. (a)		1,611	7,250
Knife River Corp. (a)(b)		527	43,467
LSI Industries, Inc.		426	7,796
Modine Manufacturing Co. (a)(b)		393	52,882
Tecnoglass, Inc.		193	15,060
			198,770

Chemicals - 2.0%
American Vanguard Corp.		1,064	4,107
Ashland, Inc.		467	24,078
Avient Corp.		633	19,984
Balchem Corp.		273	41,624
Cabot Corp.		579	41,792
Codexis, Inc. (a)		534	1,431
Ecovyst, Inc. (a)		1,343	11,563
Hawkins, Inc.		102	16,655
HB Fuller Co.		408	22,930
Huntsman Corp.		2,126	20,622
Ingevity Corp. (a)		596	24,907
Innospec, Inc.		238	19,016
Koppers Holdings, Inc.		239	7,854
Mativ Holdings, Inc.		2,346	15,530
Minerals Technologies, Inc.		340	19,771
Oil-Dri Corp. of America		172	9,701
Olin Corp.		1,889	35,778
Orion SA		690	6,693
Perimeter Solutions, Inc. (a)		1,513	24,405
Quaker Chemical Corp.		108	12,357
Sensient Technologies Corp.		374	41,996
Stepan Co.		183	9,291
Trinseo PLC		834	2,227
Tronox Holdings PLC (b)		1,290	4,115
			438,427

Coal - 0.5%
Alpha Metallurgical Resources, Inc. (a)(b)		146	17,238
Core Natural Resources, Inc.		400	29,524
Hallador Energy Co. (a)		459	8,097
Peabody Energy Corp.		537	8,673
Ramaco Resources, Inc. (b)		266	5,413
Ramaco Resources, Inc. - Class B		9	127
SunCoke Energy, Inc.		1,106	8,173
Warrior Met Coal, Inc.		432	22,196
			99,441

Commercial Services - 4.5%
ABM Industries, Inc.		544	25,095
Acacia Research Corp. (a)		1,768	6,259
Adtalem Global Education, Inc. (a)		223	25,482
AirSculpt Technologies, Inc. (a)		1,895	12,526
Alarm.com Holdings, Inc. (a)		374	20,432
Alight, Inc. - Class A		4,072	21,826
AMN Healthcare Services, Inc. (a)		385	7,061
Arlo Technologies, Inc. (a)		1,251	20,266
Avis Budget Group, Inc. (a)		222	37,793
BrightView Holdings, Inc. (a)		613	9,777
Brink's Co.		304	26,552
Cadiz, Inc. (a)		725	2,306
CBIZ, Inc. (a)		443	27,076
Cimpress PLC (a)		165	9,126
Clarivate PLC (a)		5,475	21,079
Coursera, Inc. (a)		2,109	26,658
CPI Card Group, Inc. (a)		222	4,309
CRA International, Inc.		52	9,186
Deluxe Corp.		328	5,281
Driven Brands Holdings, Inc. (a)		647	10,934
Emerald Holding, Inc.		2,788	13,856
European Wax Center, Inc. - Class A (a)		1,247	5,836
EVERTEC, Inc.		714	25,811
First Advantage Corp. (a)		1,462	25,278
Flywire Corp. (a)		607	6,610
Forrester Research, Inc. (a)		108	1,052
Franklin Covey Co. (a)		341	6,721
Graham Holdings Co. - Class B		18	17,175
Grand Canyon Education, Inc. (a)		289	48,734
Green Dot Corp. - Class A (a)		349	3,532
Heidrick & Struggles International, Inc.		238	10,598
Hertz Global Holdings, Inc. (a)		2,194	14,064
Huron Consulting Group, Inc. (a)		204	26,944
ICF International, Inc.		104	8,725
Insperity, Inc.		321	19,125
John Wiley & Sons, Inc. - Class A		391	15,093
Kforce, Inc.		546	19,028
KinderCare Learning Cos., Inc. (a)		828	7,957
Korn Ferry		885	62,720
Laureate Education, Inc. (a)		1,820	41,132
Legalzoom.com, Inc. (a)		868	7,803
ManpowerGroup, Inc.		489	20,171
Marqeta, Inc. - Class A (a)		3,757	21,415
Mister Car Wash, Inc. (a)		1,071	6,185
National Research Corp.		170	2,125
Paymentus Holdings, Inc. - Class A (a)		306	8,531
Payoneer Global, Inc. (a)		3,267	21,464
Perdoceo Education Corp.		731	21,038
Performant Healthcare, Inc. (a)		1,853	6,578
Priority Technology Holdings, Inc. (a)		716	4,905
Progyny, Inc. (a)		580	13,636
Remitly Global, Inc. (a)		1,190	19,635
Resources Connection, Inc.		1,522	7,701
Sezzle, Inc. (a)		129	19,974
Spire Global, Inc. (a)		210	2,106
Strategic Education, Inc.		204	15,126
Transcat, Inc. (a)		56	4,280
Udemy, Inc. (a)		975	7,420
UL Solutions, Inc.		374	27,347
Universal Technical Institute, Inc. (a)		275	8,861
Verra Mobility Corp. (a)		944	23,846
Willdan Group, Inc. (a)		171	14,586
			993,748

Computers - 1.6%
3D Systems Corp. (a)		3,215	5,240
ASGN, Inc. (a)		412	20,658
Cantaloupe, Inc. (a)		1,310	14,502
Corsair Gaming, Inc. (a)		852	7,719
Crane NXT Co.		374	22,193
Cricut, Inc. - Class A		833	4,082
Diebold Nixdorf, Inc. (a)		323	18,182
D-Wave Quantum, Inc. (a)		2,229	38,316
DXC Technology Co. (a)		1,516	20,633
Integral Ad Science Holding Corp. (a)		1,028	8,430
Lumentum Holdings, Inc. (a)(b)		345	37,978
Mitek Systems, Inc. (a)		782	7,054
NCR Atleos Corp. (a)		280	8,568
NCR Voyix Corp. (a)		1,704	23,208
NetScout Systems, Inc. (a)		545	11,674
NextNav, Inc. (a)		425	6,286
OneSpan, Inc.		418	6,165
PAR Technology Corp. (a)		272	16,532
Rigetti Computing, Inc. (a)(b)		2,355	34,147
Telos Corp. (a)		1,656	4,256
V2X, Inc. (a)		170	8,054
Vuzix Corp. (a)		1,683	3,383
WNS Holdings Ltd. (a)		372	27,822
			355,082

Cosmetics/Personal Care - 0.5%
Edgewell Personal Care Co.		775	19,554
Honest Co., Inc. (a)		905	4,172
Interparfums, Inc.		172	20,743
Perrigo Co. PLC		1,064	28,377
Prestige Consumer Healthcare, Inc. (a)		477	35,274
			108,120

Distribution/Wholesale - 0.7%
A-Mark Precious Metals, Inc.		311	6,618
G-III Apparel Group Ltd. (a)		544	12,838
MRC Global, Inc. (a)		629	9,234
OPENLANE, Inc. (a)		1,343	33,092
Resideo Technologies, Inc. (a)		1,200	32,760
Rush Enterprises, Inc. - Class A		629	34,054
ScanSource, Inc. (a)		103	4,000
VSE Corp.		187	29,273
			161,869

Diversified Financial Services - 3.9%
Acadian Asset Management, Inc.		375	15,671
Artisan Partners Asset Management, Inc. - Class A		629	28,462
B Riley Financial, Inc. (a)		824	4,425
BGC Group, Inc. - Class A		3,536	32,779
Bread Financial Holdings, Inc.		714	43,768
Cohen & Steers, Inc.		272	20,008
Dave, Inc. (a)		70	16,506
Enact Holdings, Inc.		375	13,035
Enova International, Inc. (a)		238	24,885
EZCORP, Inc. - Class A (a)		782	11,198
Federal Agricultural Mortgage Corp. - Class C		119	20,500
Federated Hermes, Inc.		765	37,921
Guild Holdings Co. - Class A (b)		221	4,389
LendingClub Corp. (a)		364	5,675
LendingTree, Inc. (a)		142	6,629
Moelis & Co. - Class A		952	66,773
Navient Corp.		680	8,799
Nelnet, Inc. - Class A		204	25,453
Oppenheimer Holdings, Inc. - Class A		205	15,541
Paysign, Inc. (a)		564	4,196
Perella Weinberg Partners		399	7,956
Piper Sandler Cos.		175	55,181
PJT Partners, Inc. - Class A		238	42,512
PRA Group, Inc. (a)		395	6,004
Radian Group, Inc.		1,583	51,622
Regional Management Corp.		289	9,606
Rocket Cos., Inc. - Class A (b)		1,684	24,866
StepStone Group, Inc. - Class A		687	40,780
StoneX Group, Inc. (a)		357	34,715
Upstart Holdings, Inc. (a)		686	56,074
UWM Holdings Corp.		721	2,899
Velocity Financial, Inc. (a)		425	7,055
Victory Capital Holdings, Inc. - Class A		408	28,115
Virtu Financial, Inc. - Class A		816	36,018
Western Union Co. (b)		3,489	28,087
WisdomTree, Inc. (b)		1,037	13,761
World Acceptance Corp. (a)(b)		52	8,181
			860,045

Electric - 1.7%
ALLETE, Inc.		698	46,019
Avista Corp.		783	29,206
Black Hills Corp.		766	44,259
Clearway Energy, Inc. - Class A		901	27,733
Clearway Energy, Inc. - Class C		414	13,509
Hawaiian Electric Industries, Inc. (a)		1,625	17,420
MGE Energy, Inc.		324	27,521
Northwestern Energy Group, Inc.		513	27,548
Oklo, Inc. (a)		828	63,416
Otter Tail Corp.		408	31,489
TXNM Energy, Inc.		816	46,341
			374,461

Electrical Components & Equipment - 0.7%
American Superconductor Corp. (a)		291	16,543
Belden, Inc.		408	50,449
Energizer Holdings, Inc.		586	13,197
EnerSys		410	37,872
nLight, Inc. (a)		818	17,186
Powell Industries, Inc.		92	21,813
			157,060

Electronics - 3.0%
Advanced Energy Industries, Inc.		622	86,408
Applied Optoelectronics, Inc. (a)		425	9,720
Atkore, Inc.		384	29,576
Atmus Filtration Technologies, Inc.		765	29,766
Avnet, Inc.		782	41,399
Bel Fuse, Inc. - Class B		68	8,843
Benchmark Electronics, Inc.		494	19,019
CTS Corp.		221	8,661
Enovix Corp. (a)(b)		2,586	34,652
ESCO Technologies, Inc.		238	46,101
Evolv Technologies Holdings, Inc. (a)		1,233	8,082
Itron, Inc. (a)		315	39,230
Kimball Electronics, Inc. (a)		459	8,611
Knowles Corp. (a)		1,208	24,534
Kopin Corp. (a)		3,001	5,372
MicroVision, Inc. (a)		4,421	4,907
Mirion Technologies, Inc. (a)		1,413	31,581
Napco Security Technologies, Inc.		140	4,274
NVE Corp.		122	7,726
OSI Systems, Inc. (a)		55	12,156
Plexus Corp. (a)		239	30,473
Sanmina Corp. (a)		528	61,269
Stoneridge, Inc. (a)		384	2,957
TTM Technologies, Inc. (a)		922	43,564
Vicor Corp. (a)		261	11,599
Vishay Intertechnology, Inc.		2,391	39,188
			649,668

Energy-Alternate Sources - 0.7%
Array Technologies, Inc. (a)(b)		2,061	13,396
ASP Isotopes, Inc. (a)		608	5,515
Eos Energy Enterprises, Inc. (a)(b)		1,814	10,340
Fluence Energy, Inc. (a)		1,848	15,006
Gevo, Inc. (a)		2,248	2,922
Green Plains, Inc. (a)		2,154	17,814
Montauk Renewables, Inc. (a)		2,272	4,930
REX American Resources Corp. (a)		408	21,330
Shoals Technologies Group, Inc. - Class A (a)		1,659	8,942
SolarEdge Technologies, Inc. (a)		906	23,248
Sunrun, Inc. (a)		2,035	20,879
T1 Energy, Inc. (a)		2,269	2,700
XPLR Infrastructure LP		1,107	10,550
			157,572

Engineering & Construction - 2.4%
Arcosa, Inc.		426	36,585
Centuri Holdings, Inc. (a)		409	8,916
Construction Partners, Inc. - Class A (a)		374	37,718
Dycom Industries, Inc. (a)		289	77,686
Everus Construction Group, Inc. (a)		489	36,313
Frontdoor, Inc. (a)		697	40,775
Granite Construction, Inc. (b)		459	43,362
Great Lakes Dredge & Dock Corp. (a)		714	7,911
IES Holdings, Inc. (a)		160	56,491
Latham Group, Inc. (a)		715	4,848
Limbach Holdings, Inc. (a)		104	14,248
MYR Group, Inc. (a)		154	29,799
NV5 Global, Inc. (a)		476	10,686
Orion Group Holdings, Inc. (a)		579	4,290
Primoris Services Corp.		455	42,847
Sterling Infrastructure, Inc. (a)(b)		197	52,715
Tutor Perini Corp. (a)		512	24,653
			529,843

Entertainment - 1.2%
AMC Entertainment Holdings, Inc. (a)		3,425	9,932
Atlanta Braves Holdings, Inc. - Class C (a)		477	21,255
Bally's Corp. (a)		486	4,510
Cinemark Holdings, Inc.		952	25,580
Golden Entertainment, Inc.		272	7,649
Lionsgate Studios Corp. (a)		2,914	17,251
Madison Square Garden Entertainment Corp. (a)		409	15,456
Madison Square Garden Sports Corp. (a)		136	27,486
Marriott Vacations Worldwide Corp. (b)		155	11,543
Penn Entertainment, Inc. (a)		1,649	29,781
Pursuit Attractions and Hospitality, Inc. (a)		182	5,504
Red Rock Resorts, Inc. - Class A		664	40,736
Rush Street Interactive, Inc. (a)		392	7,903
Six Flags Entertainment Corp.		841	25,196
United Parks & Resorts, Inc. (a)		340	16,092
Webtoon Entertainment, Inc. (a)(b)		122	1,225
			267,099

Environmental Control - 0.2%
CECO Environmental Corp. (a)		387	17,396
Energy Recovery, Inc. (a)		510	6,859
Enviri Corp. (a)		380	3,420
Pure Cycle Corp. (a)		766	7,507
PureCycle Technologies, Inc. (a)(b)		1,293	17,339
			52,521

Food - 1.1%
Beyond Meat, Inc. (a)		1,550	4,712
Calavo Growers, Inc.		222	5,838
Cal-Maine Foods, Inc. (b)		340	37,788
Chefs' Warehouse, Inc. (a)(b)		261	17,894
Grocery Outlet Holding Corp. (a)		1,054	13,881
Hain Celestial Group, Inc. (a)		2,827	4,438
Ingles Markets, Inc. - Class A		306	19,256
J & J Snack Foods Corp.		193	21,788
John B Sanfilippo & Son, Inc.		119	7,534
Lifeway Foods, Inc. (a)		153	3,859
Mission Produce, Inc. (a)		647	7,984
Simply Good Foods Co. (a)		1,021	31,100
SpartanNash Co.		408	10,828
SunOpta, Inc. (a)		1,193	6,955
United Natural Foods, Inc. (a)		562	15,534
Utz Brands, Inc.		561	7,310
Weis Markets, Inc.		136	9,848
WK Kellogg Co.		799	18,417
			244,964

Forest Products & Paper - 0.1%
Sylvamo Corp.		315	14,512

Gas - 0.6%
Chesapeake Utilities Corp.		146	17,502
MDU Resources Group, Inc.		164	2,829
Northwest Natural Holding Co.		290	11,577
ONE Gas, Inc.		663	48,200
Spire, Inc.		782	58,236
			138,344

Hand/Machine Tools - 0.4%
Cadre Holdings, Inc.		170	5,622
Enerpac Tool Group Corp.		595	22,913
Franklin Electric Co., Inc.		238	22,360
Kennametal, Inc.		988	24,463
			75,358

Healthcare-Products - 2.9%
Accuray, Inc. (a)		2,823	3,698
Adaptive Biotechnologies Corp. (a)		699	7,158
Alphatec Holdings, Inc. (a)		449	4,750
AngioDynamics, Inc. (a)		1,072	9,498
Artivion, Inc. (a)		409	12,642
AtriCure, Inc. (a)		596	20,920
Axogen, Inc. (a)		537	7,029
Azenta, Inc. (a)		245	8,012
BioLife Solutions, Inc. (a)		750	15,945
CareDx, Inc. (a)		467	5,737
Castle Biosciences, Inc. (a)		179	2,712
CONMED Corp.		159	8,133
DENTSPLY SIRONA, Inc.		1,498	21,436
Embecta Corp.		544	5,527
Enovis Corp. (a)		665	17,822
Envista Holdings Corp. (a)		2,516	47,527
GRAIL, Inc. (a)		324	11,084
Guardant Health, Inc. (a)(b)		990	40,570
Haemonetics Corp. (a)(b)		537	39,759
ICU Medical, Inc. (a)		272	34,928
Integer Holdings Corp. (a)(b)		460	49,915
iRadimed Corp.		255	14,877
iRhythm Technologies, Inc. (a)		238	33,363
MaxCyte, Inc. (a)		1,858	3,827
MiMedx Group, Inc. (a)		1,156	8,312
NeuroPace, Inc. (a)		329	2,800
Novocure Ltd. (a)		937	10,841
OmniAb, Inc. (a)		3,366	6,429
Omnicell, Inc. (a)		455	14,110
OraSure Technologies, Inc. (a)		1,633	5,193
PROCEPT BioRobotics Corp. (a)		350	16,978
Quanterix Corp. (a)		872	5,180
Quantum-Si, Inc. (a)		5,160	7,637
QuidelOrtho Corp. (a)		495	11,395
Sanara Medtech, Inc. (a)		205	4,955
STAAR Surgical Co. (a)		420	7,524
Stereotaxis, Inc. (a)		2,618	5,943
Surmodics, Inc. (a)		137	4,918
Tactile Systems Technology, Inc. (a)		494	4,930
Tandem Diabetes Care, Inc. (a)(b)		505	7,868
TransMedics Group, Inc. (a)(b)		327	38,903
Treace Medical Concepts, Inc. (a)		1,533	8,232
Twist Bioscience Corp. (a)		505	16,953
UFP Technologies, Inc. (a)		52	11,772
			627,742

Healthcare-Services - 1.9%
Acadia Healthcare Co., Inc. (a)		1,059	23,055
Addus HomeCare Corp. (a)		187	19,968
Amedisys, Inc. (a)		324	31,947
Astrana Health, Inc. (a)		520	12,407
Auna SA - Class A (a)		732	4,604
Blade Air Mobility, Inc. (a)(b)		1,268	5,059
BrightSpring Health Services, Inc. (a)		511	10,552
Brookdale Senior Living, Inc. (a)		2,142	16,601
Clover Health Investments Corp. (a)		3,725	10,765
Concentra Group Holdings Parent, Inc.		954	19,051
CorVel Corp. (a)		255	22,593
Fulgent Genetics, Inc. (a)		374	6,425
GeneDx Holdings Corp. (a)		162	16,516
Ginkgo Bioworks Holdings, Inc. (a)		204	2,681
Innovage Holding Corp. (a)		378	1,255
National HealthCare Corp.		170	16,325
Oscar Health, Inc. - Class A (a)(b)		1,565	21,988
PACS Group, Inc. (a)		1,015	11,226
Pediatrix Medical Group, Inc. (a)		681	8,342
Pennant Group, Inc. (a)		459	10,176
Personalis, Inc. (a)		344	1,885
Privia Health Group, Inc. (a)		1,123	21,921
RadNet, Inc. (a)(b)		630	34,480
Select Medical Holdings Corp.		1,190	17,600
Sonida Senior Living, Inc. (a)		153	3,736
Sotera Health Co. (a)		1,326	15,236
Surgery Partners, Inc. (a)		686	15,058
Teladoc Health, Inc. (a)		2,160	15,574
US Physical Therapy, Inc.		188	13,752
			410,778

Home Builders - 1.0%
Beazer Homes USA, Inc. (a)		136	3,196
Cavco Industries, Inc. (a)(b)		68	27,450
Century Communities, Inc.		380	21,390
Champion Homes, Inc. (a)		502	30,572
Dream Finders Homes, Inc. - Class A (a)		347	8,786
Forestar Group, Inc. (a)		115	2,852
Green Brick Partners, Inc. (a)		442	27,378
LCI Industries		289	27,455
M/I Homes, Inc. (a)		260	31,249
Tri Pointe Homes, Inc. (a)		969	29,845
Winnebago Industries, Inc.		386	11,472
			221,645

Home Furnishings - 0.3%
Arhaus, Inc. (a)		616	5,396
Daktronics, Inc. (a)(b)		443	7,185
Ethan Allen Interiors, Inc.		307	9,139
Leggett & Platt, Inc.		1,854	17,706
MillerKnoll, Inc.		553	10,496
Sleep Number Corp. (a)		633	4,640
Sonos, Inc. (a)		531	5,740
Traeger, Inc. (a)		561	909
			61,211

Household Products/Wares - 0.2%
ACCO Brands Corp.		1,286	4,823
Quanex Building Products Corp.		353	6,876
Spectrum Brands Holdings, Inc.		172	9,204
WD-40 Co. (b)		120	25,728
			46,631

Housewares - 0.2%
Newell Brands, Inc.		3,077	17,262
Scotts Miracle-Gro Co. (b)		342	21,430
			38,692

Insurance - 2.5%
Abacus Global Management, Inc. (a)		687	3,717
American Coastal Insurance Corp.		358	3,727
Assured Guaranty Ltd.		477	40,345
Baldwin Insurance Group, Inc. - Class A (a)		646	23,799
Bowhead Specialty Holdings, Inc. (a)		374	12,155
Brighthouse Financial, Inc. (a)		612	29,284
CNO Financial Group, Inc.		1,072	39,493
Donegal Group, Inc. - Class A		681	11,679
Genworth Financial, Inc. (a)		2,144	16,852
Global Indemnity Group LLC - Class A		102	3,138
Goosehead Insurance, Inc. - Class A		204	18,546
Hagerty, Inc. - Class A (a)		833	8,463
Hamilton Insurance Group Ltd. - Class B (a)		273	5,867
HCI Group, Inc.		68	9,523
Hippo Holdings, Inc. (a)		272	7,028
Horace Mann Educators Corp.		392	16,672
Kemper Corp.		612	37,693
Kingsway Financial Services, Inc. (a)		392	5,480
Lemonade, Inc. (a)		702	26,451
Mercury General Corp.		289	20,013
NMI Holdings, Inc. - Class A (a)		953	35,566
Palomar Holdings, Inc. (a)		153	20,271
ProAssurance Corp. (a)		544	12,925
Root, Inc./OH (a)		68	8,230
Safety Insurance Group, Inc.		154	10,834
Selectquote, Inc. (a)		1,174	2,066
SiriusPoint Ltd. (a)		732	14,355
Stewart Information Services Corp.		426	27,660
Trupanion, Inc. (a)		357	16,925
United Fire Group, Inc.		408	10,832
Universal Insurance Holdings, Inc.		358	8,463
White Mountains Insurance Group Ltd.		18	32,180
			540,232

Internet - 1.8%
Angi, Inc. (a)		822	13,333
Backblaze, Inc. - Class A (a)		590	2,944
Beyond, Inc. (a)		1,298	11,617
Bumble, Inc. - Class A (a)		898	6,986
Cargurus, Inc. (a)		663	21,760
Cars.com, Inc. (a)		716	9,215
Couchbase, Inc. (a)		375	9,097
ePlus, Inc. (a)		251	16,260
EverQuote, Inc. - Class A (a)		198	4,869
Figs, Inc. - Class A (a)		1,277	8,300
fuboTV, Inc. (a)(b)		2,943	11,713
Groupon, Inc. (a)		188	5,798
HealthStream, Inc.		562	14,702
IAC, Inc. (a)		395	15,523
LifeMD, Inc. (a)		833	8,671
Liquidity Services, Inc. (a)		291	6,949
Magnite, Inc. (a)(b)		768	17,672
MediaAlpha, Inc. - Class A (a)		494	4,950
Newsmax, Inc. (a)		678	9,011
OptimizeRx Corp. (a)		969	12,229
Q2 Holdings, Inc. (a)		578	46,934
QuinStreet, Inc. (a)		587	9,633
RealReal, Inc. (a)		633	3,330
Revolve Group, Inc. (a)		293	6,080
Rumble, Inc. (a)		1,489	12,567
RumbleON, Inc. - Class B (a)		1,565	3,302
Serve Robotics, Inc. (a)		334	3,403
Shutterstock, Inc.		472	9,043
Sprinklr, Inc. - Class A (a)		1,377	12,407
Stitch Fix, Inc. - Class A (a)		1,368	6,471
TripAdvisor, Inc. (a)		1,088	19,029
Upwork, Inc. (a)		1,106	13,228
Yelp, Inc. (a)		460	15,838
Ziff Davis, Inc. (a)		461	14,346
			387,210

Investment Companies - 0.9%
Bit Digital, Inc. (a)		553	1,609
Bitdeer Technologies Group (a)(b)		514	6,625
Cannae Holdings, Inc.		494	10,562
Cipher Mining, Inc. (a)		1,708	9,326
Cleanspark, Inc. (a)		2,422	27,538
Core Scientific, Inc. (a)(b)		1,870	25,320
FTAI Infrastructure, Inc.		1,575	9,875
MARA Holdings, Inc. (a)(b)		2,862	46,021
Riot Platforms, Inc. (a)(b)		3,570	47,874
Terawulf, Inc. (a)		2,403	12,399
			197,149

Leisure Time - 0.9%
Acushnet Holdings Corp.		340	27,071
Brunswick Corp./DE		232	13,523
Global Business Travel Group I (a)		647	4,160
Harley-Davidson, Inc.		854	20,778
Lindblad Expeditions Holdings, Inc. (a)		544	6,501
Lucky Strike Entertainment Corp.		477	4,722
Malibu Boats, Inc. - Class A (a)		121	4,031
OneSpaWorld Holdings Ltd.		664	14,688
Peloton Interactive, Inc. - Class A (a)		3,045	21,741
Polaris, Inc.		956	50,582
Topgolf Callaway Brands Corp. (a)		1,517	14,032
YETI Holdings, Inc. (a)		527	19,362
			201,191

Lodging - 0.2%
Century Casinos, Inc. (a)		3,410	8,048
Travel + Leisure Co.		714	42,304
			50,352

Machinery-Construction & Mining - 0.9%
Argan, Inc.		103	25,233
Astec Industries, Inc.		273	10,827
Bloom Energy Corp. - Class A (a)(b)		1,915	71,602
NANO Nuclear Energy, Inc. (a)(b)		204	7,228
NuScale Power Corp. (a)		1,021	51,264
Terex Corp.		519	26,396
			192,550

Machinery-Diversified - 1.3%
Aebi Schmidt Holding AG (a)		307	3,162
Alamo Group, Inc.		153	34,055
Albany International Corp. - Class A		174	9,429
Columbus McKinnon Corp./NY		1,554	22,766
DXP Enterprises, Inc./TX (a)		93	10,533
Gates Industrial Corp. PLC (a)		2,091	51,857
Ichor Holdings Ltd. (a)		465	9,202
Kadant, Inc. (b)		170	56,571
Lindsay Corp.		85	11,603
Mueller Water Products, Inc. - Class A		1,269	31,420
Symbotic, Inc. (a)(b)		651	35,122
Thermon Group Holdings, Inc. (a)		596	16,855
			292,575

Media - 0.4%
Altice USA, Inc. - Class A (a)		2,211	5,748
AMC Networks, Inc. - Class A (a)		368	2,204
Gray Media, Inc.		1,343	6,057
iHeartMedia, Inc. - Class A (a)		739	1,382
Liberty Latin America Ltd. - Class A (a)		239	1,685
Liberty Latin America Ltd. - Class C (a)		1,670	11,924
Scholastic Corp.		231	5,699
Sinclair, Inc.		408	5,900
Sphere Entertainment Co. (a)		224	9,643
TEGNA, Inc.		1,751	29,242
Thryv Holdings, Inc. (a)		548	7,212
			86,696

Metal Fabricate/Hardware - 0.5%
AZZ, Inc.		161	17,629
Hillman Solutions Corp. (a)		2,295	18,108
Janus International Group, Inc. (a)		1,666	14,278
Mayville Engineering Co., Inc. (a)		238	3,991
Omega Flex, Inc.		209	6,667
Proto Labs, Inc. (a)		306	13,195
Ryerson Holding Corp.		357	7,354
Standex International Corp.		86	14,168
Worthington Steel, Inc.		206	6,287
Xometry, Inc. - Class A (a)(b)		366	11,836
			113,513

Mining - 1.4%
Centrus Energy Corp. - Class A (a)		170	36,618
Century Aluminum Co. (a)		716	15,165
Coeur Mining, Inc. (a)		4,449	38,662
Dakota Gold Corp. (a)		2,839	10,220
Energy Fuels, Inc./Canada (a)		1,118	10,162
Hecla Mining Co.		6,666	38,263
Ivanhoe Electric, Inc. / US (a)		394	3,767
Kaiser Aluminum Corp.		159	12,292
McEwen, Inc. (a)		579	5,883
MP Materials Corp. (a)(b)		1,266	77,859
Perpetua Resources Corp. (a)		986	14,888
Piedmont Lithium, Inc. (a)		673	4,913
United States Lime & Minerals, Inc.		72	7,170
Uranium Energy Corp. (a)		3,315	28,741
USA Rare Earth, Inc. (a)		453	5,758
			310,361

Miscellaneous Manufacturing - 0.9%
Byrna Technologies, Inc. (a)		223	4,953
Enpro, Inc.		139	29,525
Federal Signal Corp. (b)		340	43,034
Hillenbrand, Inc.		816	16,899
JBT Marel Corp.		412	56,774
Materion Corp.		146	15,374
Sight Sciences, Inc. (a)		444	1,478
Smith & Wesson Brands, Inc.		663	5,271
Trinity Industries, Inc.		646	15,052
			188,360

Multi-National - 0.1%
Banco Latinoamericano de Comercio Exterior SA		290	11,588

Office Furnishings - 0.2%
HNI Corp.		376	19,341
Interface, Inc.		510	10,516
Steelcase, Inc. - Class A		817	8,440
			38,297

Office-Business Equipment - 0.1%
Pitney Bowes, Inc.		2,144	24,356

Oil & Gas - 2.5%
Amplify Energy Corp. (a)		1,997	7,589
Berry Corp.		2,792	8,432
California Resources Corp.		733	35,316
Civitas Resources, Inc.		1,051	31,908
CNX Resources Corp. (a)		1,819	55,134
Crescent Energy Co. - Class A		1,080	9,979
CVR Energy, Inc.		784	20,995
Delek US Holdings, Inc.		687	15,368
Gulfport Energy Corp. (a)		221	38,483
Landbridge Co. LLC - Class A (b)		187	10,599
Murphy Oil Corp.		610	15,134
Northern Oil & Gas, Inc.		466	13,123
Par Pacific Holdings, Inc. (a)		1,360	42,677
Patterson-UTI Energy, Inc.		5,735	33,894
PBF Energy, Inc. - Class A		1,533	34,646
Sable Offshore Corp. (a)(b)		663	20,334
SandRidge Energy, Inc.		1,020	10,598
Seadrill Ltd. (a)		792	23,095
Sitio Royalties Corp. - Class A		1,020	18,533
SM Energy Co.		443	12,222
Talos Energy, Inc. (a)		981	8,388
Tamboran Resources Corp. (a)		307	6,137
Viper Energy, Inc.		1,017	38,300
Weatherford International PLC		516	29,180
			540,064

Oil & Gas Services - 1.2%
Archrock, Inc.		867	20,253
Aris Water Solutions, Inc. - Class A		444	9,444
Atlas Energy Solutions, Inc. (b)		1,538	19,994
Bristow Group, Inc. (a)		205	7,087
Civeo Corp. (b)		289	7,222
DMC Global, Inc. (a)		614	4,967
DNOW, Inc. (a)		1,326	20,633
Expro Group Holdings NV (a)		1,676	18,067
Flowco Holdings, Inc. - Class A		764	14,287
Forum Energy Technologies, Inc. (a)		493	9,717
Innovex International, Inc. (a)		578	9,491
Kodiak Gas Services, Inc.		562	18,169
Liberty Energy, Inc.		769	9,489
Matrix Service Co. (a)		478	7,304
Oceaneering International, Inc. (a)		948	20,572
ProFrac Holding Corp. - Class A (a)(b)		471	3,306
ProPetro Holding Corp. (a)		689	3,693
RPC, Inc.		988	4,594
Select Water Solutions, Inc.		926	8,917
Solaris Energy Infrastructure, Inc.		400	13,068
TETRA Technologies, Inc. (a)(b)		1,095	4,490
Tidewater, Inc. (a)		570	28,506
			263,270

Packaging & Containers - 0.2%
Ardagh Metal Packaging SA		2,363	9,357
O-I Glass, Inc. (a)		767	9,979
TriMas Corp.		494	17,651
			36,987

Pharmaceuticals - 1.9%
AdaptHealth Corp. (a)		1,224	10,979
Agios Pharmaceuticals, Inc. (a)		328	12,208
Akebia Therapeutics, Inc. (a)		2,755	10,152
Amneal Pharmaceuticals, Inc. (a)		1,496	11,699
Amylyx Pharmaceuticals, Inc. (a)		1,115	8,953
Aquestive Therapeutics, Inc. (a)		749	2,876
Arvinas, Inc. (a)		1,227	9,129
Assertio Holdings, Inc. (a)		3,978	2,848
Catalyst Pharmaceuticals, Inc. (a)		1,020	21,757
Corbus Pharmaceuticals Holdings, Inc. (a)		621	5,757
CorMedix, Inc. (a)		340	3,968
Enanta Pharmaceuticals, Inc. (a)		806	6,109
Enliven Therapeutics, Inc. (a)		171	3,217
Fulcrum Therapeutics, Inc. (a)		1,071	7,208
Harmony Biosciences Holdings, Inc. (a)		247	8,689
Harrow, Inc. (a)		156	4,955
Herbalife Ltd. (a)		1,054	9,697
Heron Therapeutics, Inc. (a)		1,275	2,206
Indivior PLC (a)		830	16,766
KalVista Pharmaceuticals, Inc. (a)		477	6,502
MannKind Corp. (a)		2,820	10,660
Mirum Pharmaceuticals, Inc. (a)		545	28,166
Ocular Therapeutix, Inc. (a)		1,065	12,333
Organon & Co. (b)		2,676	25,957
ORIC Pharmaceuticals, Inc. (a)		843	8,405
Owens & Minor, Inc. (a)		1,083	7,505
Pacira BioSciences, Inc. (a)		527	11,114
Protagonist Therapeutics, Inc. (a)		630	33,932
Rhythm Pharmaceuticals, Inc. (a)		614	52,331
scPharmaceuticals, Inc. (a)		476	2,418
Senseonics Holdings, Inc. (a)		12,529	6,077
SIGA Technologies, Inc.		971	6,418
Spyre Therapeutics, Inc. (a)		361	6,126
Supernus Pharmaceuticals, Inc. (a)		561	19,691
Vanda Pharmaceuticals, Inc. (a)		1,428	6,083
Voyager Therapeutics, Inc. (a)		1,739	5,547
Xeris Biopharma Holdings, Inc. (a)		1,921	9,778
Y-mAbs Therapeutics, Inc. (a)		890	3,978
			422,194

Pipelines - 0.5%
Excelerate Energy, Inc. - Class A		359	9,212
Golar LNG Ltd.		871	35,850
NextDecade Corp. (a)		1,939	22,027
Summit Midstream Corp. (a)		153	3,899
Venture Global, Inc. - Class A		2,463	37,758
			108,746

Private Equity - 0.1%
Bridge Investment Group Holdings, Inc. - Class A		902	9,237
Patria Investments Ltd. - Class A		397	5,538
			14,775

Real Estate - 0.5%
Belpointe Prep LLC (a)		86	5,590
Compass, Inc. - Class A (a)		3,033	24,082
eXp World Holdings, Inc.		701	7,557
Five Point Holdings LLC - Class A (a)		750	3,998
McGrath RentCorp		255	31,821
Newmark Group, Inc. - Class A (b)		1,923	29,172
			102,220

Retail - 3.7%
Academy Sports & Outdoors, Inc.		654	33,217
Advance Auto Parts, Inc.		561	29,772
America's Car-Mart, Inc./TX (a)		306	13,782
Asbury Automotive Group, Inc. (a)		147	32,652
Biglari Holdings, Inc. - Class B (a)		35	10,791
BJ's Restaurants, Inc. (a)		273	9,672
BlueLinx Holdings, Inc. (a)		137	10,038
Boot Barn Holdings, Inc. (a)(b)		307	52,773
Buckle, Inc.		477	23,549
Build-A-Bear Workshop, Inc.		172	8,722
Caleres, Inc.		561	7,702
Camping World Holdings, Inc. - Class A		971	13,439
Cheesecake Factory, Inc. (b)		562	35,917
Clean Energy Fuels Corp. (a)		1,167	2,369
Cracker Barrel Old Country Store, Inc.		190	11,780
Denny's Corp. (a)		1,967	7,317
Designer Brands, Inc. - Class A		333	939
Dine Brands Global, Inc.		351	7,936
First Watch Restaurant Group, Inc. (a)		561	9,700
Foot Locker, Inc. (a)		440	11,018
Genesco, Inc. (a)		280	6,737
GMS, Inc. (a)		461	50,544
Group 1 Automotive, Inc.		106	43,688
Guess?, Inc.		465	6,045
Haverty Furniture Cos., Inc.		342	7,055
J Jill, Inc.		323	5,065
Kohl's Corp. (b)		758	8,217
Krispy Kreme, Inc. (b)		2,575	9,321
La-Z-Boy, Inc.		477	17,158
National Vision Holdings, Inc. (a)		1,463	35,492
Noodles & Co. (a)		2,602	2,417
OneWater Marine, Inc. - Class A (a)		162	2,485
Papa John's International, Inc.		426	18,067
Patrick Industries, Inc.		204	19,837
PC Connection, Inc.		136	8,376
Portillo's, Inc. - Class A (a)		545	5,428
PriceSmart, Inc.		272	29,240
Sally Beauty Holdings, Inc. (a)		1,437	13,996
Shake Shack, Inc. - Class A (a)		242	29,122
Signet Jewelers Ltd. (b)		476	37,652
Sonic Automotive, Inc. - Class A		154	11,142
Urban Outfitters, Inc. (a)		483	36,360
Vera Bradley, Inc. (a)		2,420	4,671
Victoria's Secret & Co. (a)		507	9,532
Warby Parker, Inc. - Class A (a)		706	16,909
Wendy's Co.		1,214	11,958
Winmark Corp.		52	19,626
Zumiez, Inc. (a)		136	1,865
			801,090

Savings & Loans - 1.2%
Axos Financial, Inc. (a)		561	48,442
Banc of California, Inc.		1,598	23,203
Capitol Federal Financial, Inc.		1,531	9,217
Flagstar Financial, Inc.		3,230	36,467
Flushing Financial Corp.		421	5,048
Home Bancorp, Inc.		239	12,497
Northwest Bancshares, Inc.		650	7,605
Pacific Premier Bancorp, Inc.		1,020	22,103
Provident Financial Services, Inc.		1,343	24,469
Timberland Bancorp, Inc./WA		341	10,670
WaFd, Inc.		748	21,771
WSFS Financial Corp.		596	32,685
			254,177

Semiconductors - 1.8%
ACM Research, Inc. - Class A (a)		410	12,448
Alpha & Omega Semiconductor Ltd. (a)		95	2,420
Ambarella, Inc. (a)		211	13,945
Arteris, Inc. (a)		755	7,444
Atomera, Inc. (a)		757	3,785
Axcelis Technologies, Inc. (a)		680	46,029
Blaize Holdings, Inc. (a)		1,343	5,238
CEVA, Inc. (a)		187	3,996
Diodes, Inc. (a)		217	10,713
IPG Photonics Corp. (a)		272	20,370
Kulicke & Soffa Industries, Inc.		435	14,251
MaxLinear, Inc. (a)		603	9,540
Navitas Semiconductor Corp. (a)		4,439	32,538
Ouster, Inc. (a)		527	12,321
Penguin Solutions, Inc. (a)(b)		421	9,923
Photronics, Inc. (a)		697	14,191
Power Integrations, Inc.		772	37,457
SEALSQ Corp. (a)		1,076	3,325
Semtech Corp. (a)(b)		561	28,667
Silicon Laboratories, Inc. (a)		376	49,546
SiTime Corp. (a)		97	19,676
SkyWater Technology, Inc. (a)		597	5,343
Synaptics, Inc. (a)		249	15,612
Veeco Instruments, Inc. (a)		478	9,933
			388,711

Software - 5.9%
8x8, Inc. (a)		1,446	2,805
ACI Worldwide, Inc. (a)		792	33,708
ACV Auctions, Inc. - Class A (a)		1,611	22,892
Adeia, Inc.		1,071	13,869
Agilysys, Inc. (a)		103	11,750
Alignment Healthcare, Inc. (a)(b)		703	9,687
Amplitude, Inc. - Class A (a)		987	12,071
Appfolio, Inc. - Class A (a)		256	68,449
Appian Corp. - Class A (a)		444	12,259
Asana, Inc. - Class A (a)		671	9,850
AvePoint, Inc. (a)		936	17,859
AvidXchange Holdings, Inc. (a)		1,462	14,415
Bandwidth, Inc. - Class A (a)		307	4,270
BigBear.ai Holdings, Inc. (a)(b)		1,652	10,490
Blackbaud, Inc. (a)		408	27,507
BlackLine, Inc. (a)		510	27,428
Blend Labs, Inc. - Class A (a)		2,040	6,752
Box, Inc. - Class A (a)(b)		1,564	50,204
Braze, Inc. - Class A (a)		986	27,480
C3.ai, Inc. - Class A (a)		840	19,790
Cerence, Inc. (a)		400	3,440
Clear Secure, Inc. - Class A		902	26,528
Clearwater Analytics Holdings, Inc. - Class A (a)		1,918	38,859
Commerce.com, Inc. (a)		1,157	5,530
Concentrix Corp.		493	25,621
Consensus Cloud Solutions, Inc. (a)		239	4,823
CSG Systems International, Inc.		138	8,619
Digi International, Inc. (a)		273	8,903
Digital Turbine, Inc. (a)		970	5,287
DigitalOcean Holdings, Inc. (a)(b)		708	19,725
Donnelley Financial Solutions, Inc. (a)		207	10,963
DoubleVerify Holdings, Inc. (a)		632	9,682
E2open Parent Holdings, Inc. - Class A (a)		2,928	9,662
Evolent Health, Inc. - Class A (a)		1,056	10,613
Exodus Movement, Inc. - Class A (a)		93	2,868
Expensify, Inc. - Class A (a)		1,518	3,082
Fastly, Inc. - Class A (a)		873	5,928
Freshworks, Inc. - Class A (a)		2,434	31,618
Genius Sports Ltd. (a)		1,768	19,890
GigaCloud Technology, Inc. - Class A (a)		360	8,017
Ibotta, Inc. - Class A (a)		195	7,088
Innodata, Inc. (a)		256	14,054
Intapp, Inc. (a)		612	24,511
JFrog Ltd. (a)		936	40,632
Klaviyo, Inc. - Class A (a)		597	18,567
Life360, Inc. (a)		657	50,320
LiveRamp Holdings, Inc. (a)		680	22,318
Meridianlink, Inc. (a)		409	6,536
N-able, Inc./US (a)		416	3,361
nCino, Inc. (a)		582	16,252
Olo, Inc. - Class A (a)		1,769	18,539
ON24, Inc. (a)		1,293	6,413
Onestream, Inc. (a)		635	15,145
Pagaya Technologies Ltd. - Class A (a)		767	23,048
PagerDuty, Inc. (a)		986	15,894
Phreesia, Inc. (a)		257	6,929
Planet Labs PBC (a)		2,584	16,150
Playtika Holding Corp.		1,382	6,157
Porch Group, Inc. (a)		2,076	26,199
Progress Software Corp.		410	19,713
PROS Holdings, Inc. (a)		291	4,566
Quantum Computing, Inc. (a)		977	14,499
RingCentral, Inc. - Class A (a)		510	13,000
Sapiens International Corp. NV		381	10,443
Schrodinger, Inc./United States (a)		554	11,263
SEMrush Holdings, Inc. - Class A (a)		518	4,641
Silvaco Group, Inc. (a)		1,049	4,668
SoundHound AI, Inc. - Class A (a)		2,917	30,133
Sprout Social, Inc. - Class A (a)		511	8,764
Teradata Corp. (a)		1,150	24,069
Verint Systems, Inc. (a)		884	18,812
Vertex, Inc. - Class A (a)		425	14,097
Vimeo, Inc. (a)		1,839	6,970
Workiva, Inc. (a)		437	27,894
Yext, Inc. (a)		901	7,316
Zeta Global Holdings Corp. - Class A (a)		1,683	26,339
ZoomInfo Technologies, Inc. (a)		3,291	35,642
			1,284,135

Telecommunications - 1.9%
A10 Networks, Inc.		698	12,857
ADTRAN Holdings, Inc. (a)		1,224	11,371
Anterix, Inc. (a)		257	5,708
Applied Digital Corp. (a)(b)		1,095	14,388
BlackSky Technology, Inc. (a)		621	11,948
Calix, Inc. (a)		782	44,332
Clearfield, Inc. (a)		170	7,448
CommScope Holding Co., Inc. (a)		2,007	16,457
EchoStar Corp. - Class A (a)		1,089	35,491
Extreme Networks, Inc. (a)		1,147	20,256
Globalstar, Inc. (a)		461	10,829
Gogo, Inc. (a)		2,142	33,972
Harmonic, Inc. (a)		675	5,744
IDT Corp. - Class B		222	13,078
InterDigital, Inc. (b)		222	57,320
Iridium Communications, Inc.		652	15,948
Powerfleet, Inc. NJ (a)		1,925	7,815
Ribbon Communications, Inc. (a)		2,194	8,249
Satellogic, Inc. (a)		1,077	3,533
Spok Holdings, Inc.		323	5,924
Telephone and Data Systems, Inc.		901	35,175
United States Cellular Corp. (a)(b)		102	7,439
Viasat, Inc. (a)		1,105	18,155
Viavi Solutions, Inc. (a)		2,176	21,869
			425,306

Textiles - 0.1%
UniFirst Corp./MA		136	23,260

Transportation - 1.5%
ArcBest Corp.		126	9,214
Costamare, Inc.		684	6,901
CryoPort, Inc. (a)		721	5,285
DHT Holdings, Inc.		808	8,961
Euroseas Ltd.		153	7,918
Frontline PLC (b)		1,318	24,278
Global Ship Lease, Inc. - Class A		189	5,390
Golden Ocean Group Ltd. (b)		816	6,658
Hub Group, Inc. - Class A		608	21,292
International Seaways, Inc.		243	9,696
Marten Transport Ltd.		1,310	15,930
Matson, Inc.		410	43,780
Navigator Holdings Ltd.		1,666	26,273
Nordic American Tankers Ltd.		1,412	3,939
Radiant Logistics, Inc. (a)		749	4,427
RXO, Inc. (a)(b)		1,116	17,242
Safe Bulkers, Inc.		1,955	7,683
Schneider National, Inc. - Class B		459	11,222
Scorpio Tankers, Inc.		391	17,677
SFL Corp. Ltd.		3,776	34,664
Star Bulk Carriers Corp. (b)		724	13,220
StealthGas, Inc. (a)		2,126	14,138
Teekay Tankers Ltd.		196	8,301
Universal Logistics Holdings, Inc.		34	814
Werner Enterprises, Inc.		415	11,504
			336,407

Trucking & Leasing - 0.3%
GATX Corp.		240	36,646
Greenbrier Cos., Inc.		340	15,470
Willis Lease Finance Corp.		47	6,654
			58,770

Water - 0.3%
American States Water Co.		340	25,021
California Water Service Group		510	23,190
Global Water Resources, Inc.		595	5,682
H2O America		188	9,078
Middlesex Water Co.		154	7,946
			70,917
TOTAL COMMON STOCKS (Cost $17,822,273)			19,244,926

REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.6%		Shares	Value
Commercial Services - 0.3%
CoreCivic, Inc. (a)		1,275	25,551
GEO Group, Inc. (a)		1,224	31,726
			57,277

Investment Companies - 0.1%
HA Sustainable Infrastructure Capital, Inc.		1,241	32,229

REITS - 6.2%
Acadia Realty Trust		1,088	20,367
Alexander & Baldwin, Inc.		749	13,467
Alexander's, Inc.		35	8,792
Alpine Income Property Trust, Inc.		578	8,121
American Healthcare REIT, Inc.		1,175	45,402
Apartment Investment and Management Co. - Class A		2,313	19,452
Apollo Commercial Real Estate Finance, Inc.		3,486	33,535
Apple Hospitality REIT, Inc.		1,771	20,809
Arbor Realty Trust, Inc.		1,704	19,017
Armada Hoffler Properties, Inc.		602	4,112
ARMOUR Residential REIT, Inc.		708	11,547
Blackstone Mortgage Trust, Inc. - Class A		1,259	23,266
BrightSpire Capital, Inc.		1,530	7,925
Broadstone Net Lease, Inc. (b)		1,769	28,729
CareTrust REIT, Inc.		1,683	53,519
CBL & Associates Properties, Inc.		459	12,421
Centerspace		120	6,532
Chimera Investment Corp.		1,020	13,637
Claros Mortgage Trust, Inc.		1,526	4,349
Community Healthcare Trust, Inc.		477	7,332
COPT Defense Properties		969	26,434
CTO Realty Growth, Inc.		578	9,543
Curbline Properties Corp.		884	19,536
DiamondRock Hospitality Co.		2,652	20,473
Diversified Healthcare Trust		1,575	5,150
Douglas Emmett, Inc.		1,564	23,710
Dynex Capital, Inc.		1,068	13,286
Ellington Financial, Inc. (b)		1,055	13,388
Elme Communities		1,190	17,945
Empire State Realty Trust, Inc. - Class A		2,040	14,770
EPR Properties		629	34,620
Farmland Partners, Inc.		782	8,188
Four Corners Property Trust, Inc.		1,039	26,224
Gladstone Land Corp.		765	7,038
Global Medical REIT, Inc.		1,717	11,470
Highwoods Properties, Inc.		901	26,138
Hudson Pacific Properties, Inc.		1,959	4,800
Innovative Industrial Properties, Inc.		219	11,322
InvenTrust Properties Corp.		408	11,249
KKR Real Estate Finance Trust, Inc.		731	6,608
Ladder Capital Corp.		1,225	13,377
LXP Industrial Trust		4,813	37,349
Macerich Co.		2,382	39,803
Medical Properties Trust, Inc.		4,425	18,231
Millrose Properties, Inc.		419	12,566
National Health Investors, Inc.		405	28,293
National Storage Affiliates Trust		481	14,170
NET Lease Office Properties (a)		187	6,207
NETSTREIT Corp. (b)		884	16,115
NexPoint Residential Trust, Inc.		290	9,042
One Liberty Properties, Inc.		391	8,751
Orchid Island Capital, Inc.		1,038	7,225
Orion Properties, Inc.		4,409	11,552
Outfront Media, Inc.		1,706	29,906
Paramount Group, Inc.		1,820	11,138
Park Hotels & Resorts, Inc. (b)		1,809	19,284
Pebblebrook Hotel Trust		1,005	10,080
Phillips Edison & Co., Inc.		1,344	45,414
Piedmont Realty Trust, Inc. - Class A		1,004	7,590
Postal Realty Trust, Inc. - Class A		732	10,036
PotlatchDeltic Corp.		646	26,415
Ready Capital Corp.		2,182	9,186
RLJ Lodging Trust		1,192	8,821
Sabra Health Care REIT, Inc.		2,296	41,397
Saul Centers, Inc.		273	8,796
Service Properties Trust		6,164	16,211
Sila Realty Trust, Inc.		326	7,967
SL Green Realty Corp.		698	39,961
Summit Hotel Properties, Inc.		1,845	9,631
Sunstone Hotel Investors, Inc.		2,636	23,065
Tanger, Inc.		1,360	40,827
TPG RE Finance Trust, Inc.		765	6,656
Two Harbors Investment Corp.		940	9,165
UMH Properties, Inc.		1,207	19,650
Uniti Group, Inc.		2,703	14,380
Urban Edge Properties		1,632	32,183
Veris Residential, Inc.		578	8,138
Xenia Hotels & Resorts, Inc.		634	8,058
			1,360,859
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,527,223)			1,450,365

PURCHASED OPTIONS - 2.0%(a)	Notional Amount	Contracts	Value
Put Options - 2.0%			$–
iShares Russell 2000 ETF (c)(d)		–	$–
Expiration: 09/30/2025; Exercise Price: $200.00	$ 5,484,750	250	$ 58,750
Expiration: 12/31/2025; Exercise Price: $200.00	5,594,445	255	114,750
Expiration: 03/31/2026; Exercise Price: $180.00	5,901,591	269	98,723
Expiration: 06/30/2026; Exercise Price: $195.00	3,927,081	179	155,193
TOTAL PURCHASED OPTIONS (Cost $787,779)			427,416

WARRANTS - 0.0%(e)		Contracts	Value
Electronics - 0.0%(e)
Enovix Corp., Expires 10/01/2026, Exercise Price $8.75 (a)		0(f)	2
TOTAL WARRANTS (Cost $0)			2

SHORT-TERM INVESTMENTS - 6.4%			Value
Investments Purchased with Proceeds from Securities Lending - 6.4%		Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(g)		1,407,823	1,407,823
TOTAL SHORT-TERM INVESTMENTS (Cost $1,407,823)			1,407,823

TOTAL INVESTMENTS - 103.0% (Cost $21,545,098)			22,530,532
Money Market Deposit Account - 3.6% (h)			787,106
Liabilities in Excess of Other Assets - (6.6)%			(1,442,876)
TOTAL NET ASSETS - 100.0%			$21,874,762
two			–%
Percentages are stated as a percent of net assets.			–%

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $1,364,419.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Represents less than 0.05% of net assets.
(f)	Rounds to zero.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
Russell 2000 Index (a)(b)		–	$–
Expiration: 08/04/2025; Exercise Price: $2,330.00	$(7,298,442)	(33)	$(578)
Expiration: 08/08/2025; Exercise Price: $2,335.00	(7,519,607)	(34)	(4,114)
Expiration: 08/13/2025; Exercise Price: $2,300.00	(5,971,452)	(27)	(22,113)
TOTAL WRITTEN OPTIONS (Premiums received $89,499)			$(26,805)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Innovator U.S. Small Cap Managed Floor ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$19,241,788	$3,138	$–	$19,244,926
Real Estate Investment Trusts - Common	1,450,365	–	–	1,450,365
Purchased Options	427,416	–	–	427,416
Warrants	2	–	–	2
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,407,823
Total Investments	$21,119,571	$3,138	$–	$22,530,532

Liabilities:
Investments:
Written Options	$(26,805)	$–	$–	$(26,805)
Total Investments	$(26,805)	$–	$–	$(26,805)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,407,823 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2025 (% of Net Assets)

Common Stocks	$19,244,926	88.0%
Real Estate Investment Trusts - Common	1,450,365	6.6
Purchased Options	427,416	2.0
Warrants	2	0.0
Written Options	(26,805)	(0.1)
Investments Purchased with Proceeds from Securities Lending	1,407,823	6.4
Money Market Deposit Account	787,106	3.6
Liabilities in Excess of Other Assets	(1,416,071)	(6.5)
	$21,874,762	100.0%